Equity (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of Equity [Abstract]
Disclosure of detailed information about number of shares issued [text block]
No of shares

	Year ended March 31,
	2020	2019	2018
Issued as at April 01	179,144,347	178,684,647	178,530,787
Issued for cash	-	-	-
Issued for consideration other than cash	-	-	-
Exercise of share options	78,900	459,700	153,860
Issued as at March 31	179,223,247	179,144,347	178,684,647